PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)
Property and equipment
Property and equipment, Gross	$ 505,809				¥ 3,300,404		¥ 2,626,496
Less: accumulated depreciation	(153,480)				(1,001,459)		(519,320)
Less: impairment	(35,017)				(228,487)		(168,767)
Property, Plant and Equipment, Net	317,312				2,070,458		1,938,409
Depreciation	74,066	¥ 483,279	¥ 411,713	¥ 106,690
Impairment loss	35,017	228,487	168,767	0
Loans from Industrial and Commercial Bank of China Xiamen Branch
Property and equipment
Borrowing amount								$ 27,041	¥ 176,440
Loans from Bank Of China Limited Xiamen Branch
Property and equipment
Borrowing amount								$ 26,546	¥ 173,210
Luckin Coffee EXPRESS
Property and equipment
Impairment loss	8,303	54,179	50,989
Self-operating stores
Property and equipment
Impairment loss	18,050	117,778	¥ 117,778	0
UCAR Inc. ("UCAR") | Mr. Charles Zhengyao Lu
Property and equipment
Shares pledged as collateral			35.3
Store operating equipment
Property and equipment
Property and equipment, Gross	197,274				1,287,211		924,359
Leasehold improvements
Property and equipment
Property and equipment, Gross	160,667				1,048,351		916,300
Office equipment and others
Property and equipment
Property and equipment, Gross	14,915				97,322		72,142
Office Building
Property and equipment
Property and equipment, Gross	103,523				675,488		674,478
Office Building | Asset Pledged as Collateral
Property and equipment
Property, Plant and Equipment, Net						$ 101,730	663,790
Construction in progress
Property and equipment
Property and equipment, Gross	29,430				¥ 192,032		¥ 39,217
Luckin Pop Mini
Property and equipment
Impairment loss	7,157	46,696	¥ 0	0
Store operating equipment
Property and equipment
Impairment loss	$ 1,507	¥ 9,834	¥ 0	¥ 0